Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ (292)	$ (685)	$ (521)
Net loss on complete or substantially complete liquidations of foreign subsidiaries, before tax	0	5	0
Changes attributable to divestments, before tax	9	41	(9)
Net change during the year	(283)	(639)	(530)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	6	(28)	(13)
Reclassification adjustments for net (gains) losses included in net income, before tax	8	2	(6)
Net change during the year	14	(26)	(19)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	1	(2)	2
Net actuarial gains (losses) arising during the year, before tax	(339)	298	437
Amortization of prior service cost (credit) included in net income, before tax	(11)	(13)	(14)
Amortization of net actuarial loss included in net income, before tax	48	55	65
Net losses from pension settlements included in net income, before tax	16	11	7
Changes attributable to divestments, before tax	3	(8)	(8)
Net change during the year	(282)	341	489
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	(11)	(10)	7
Reclassification adjustments for net (gains) losses included in net income, before tax	8	12	(13)
Net change during the year	(3)	2	(6)
Total other comprehensive income (loss), before tax	(554)	(322)	(66)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	2	0	0
Net loss on complete or substantially complete liquidations of foreign subsidiaries, tax effect	0	0	0
Changes attributable to divestments, tax effect	(2)	0	0
Net change during the year, tax effect	0	0	0
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	(1)	5	3
Reclassification adjustments for net (gains) losses included in net income	(2)	0	1
Unrealized gains (losses) on available-for-sale securities, tax effect	(3)	5	4
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	(2)	2	(2)
Net actuarial gains (losses) arising during the year, tax effect	57	(72)	(26)
Amortization of prior service cost included in net income, tax effect	2	(3)	0
Amortization of net actuarial loss included in net income, tax effect	(10)	(11)	4
Net losses from settlements and curtailments included in net income, tax effect	2	2	0
Changes attributable to divestments, tax effect	0	0	(2)
Net change during the year	45	(86)	(22)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	1	(2)	1
Reclassification adjustments for net (gains) losses included in net income, tax effect	0	0	0
Net change during year, tax effect	1	(2)	1
Total other comprehensive income (loss), tax effect	45	(83)	(17)
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments	(290)	(685)	(521)
Net loss on complete or substantially complete liquidation of foreign subsidiaries	0	5	0
Changes attributable to divestments	9	41	(9)
Foreign currency translation adjustments, net of tax	(281)	(639)	(530)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	5	(23)	(10)
Reclassification adjustments for net (gains) losses included in net income	6	2	(5)
Unrealized gains (losses) on available-for-sale securities	11	(21)	(15)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year	(1)	0	0
Net actuarial gains (losses) arising during the year	(282)	226	411
Amortization of prior service credit included in net income	(9)	(16)	(14)
Amortization of net actuarial loss included in net income	38	44	69
Net losses from settlements and curtailments included in net income	14	9	7
Changes attributable to divestments, net of tax	3	(8)	(6)
Net change, net of tax	(237)	255	467
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year	(10)	(12)	8
Reclassification adjustments for net (gains) losses included in net income	8	12	(13)
Unrealized gains (losses) of cash flow hedge derivatives	(2)	0	(5)
Total other comprehensive income (loss), net of tax	$ (509)	$ (405)	$ (83)